Income Taxes - Components of (Provision for) Benefit from Income Taxes (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	€ 2,602.0	€ 2,076.6		€ 1,277.0
Income (Loss) from Continuing Operations before Income Taxes, Foreign	335.0	312.8		515.2
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	2,937.0	2,389.4	[1],[2]	1,792.2	[1],[2]
Current Income Tax Expense Benefit Netherlands	(383.1)	(343.0)		(66.5)
Deferred Income Tax Expense Benefit Netherlands	(40.7)	55.6		(85.4)
Income Tax Expense Benefit Continuing Operations Netherlands	(423.8)	(287.4)		(151.9)
Current Foreign Tax Expense (Benefit)	(203.4)	(24.1)		(91.4)
Deferred Foreign Income Tax Expense (Benefit)	275.6	5.4		9.0
Foreign Income Tax Expense (Benefit), Continuing Operations	72.2	18.7		82.4
Current Income Tax Expense (Benefit)	(586.5)	(367.0)		(158.0)
Deferred Income Tax Expense (Benefit)	234.9	61.0		(76.4)
Provision for income taxes	€ (351.6)	€ (306.0)	[1],[2]	€ (234.4)	[1],[2]

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[2]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.